BLACKROCK BOND ALLOCATION TARGET SHARES

Series M Portfolio

Series P Portfolio

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

BLACKROCK FUNDSSM

BlackRock Global Long/Short Credit Fund

BlackRock Strategic Risk Allocation Fund

BLACKROCK FUNDS II

BlackRock Core Bond Portfolio

BlackRock Emerging Market Local Debt Portfolio

BlackRock GNMA Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

BLACKROCK SERIES FUND, INC.

BlackRock Total Return Portfolio

BlackRock U.S. Government Bond Portfolio

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

BLACKROCK WORLD INCOME FUND, INC.

MANAGED ACCOUNT SERIES

BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 28, 2012 to the

Statement of Additional Information of each Fund

Effective December 31, 2012, each Fund’s Statement of Additional Information is amended to add the following to the section entitled “Investment Objective and Policies” and, if applicable, to replace any conflicting disclosure regarding regulation by the Commodity Futures Trading Commission which may be included:

Regulation Regarding Derivatives. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to registered investment companies to regulation by the CFTC if a fund invests more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps, or if the fund markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of CFTC-regulated futures, options and swaps above the prescribed levels, it will be considered a “commodity pool” under the Commodity Exchange Act. Accordingly, the Fund’s investment adviser will be required to register as a “commodity pool operator” and will be subject to CFTC regulation.

Shareholders should retain this Supplement for future reference.

Code # SAI-REGCFTC-1212SUP